Commitments and Contingencies - Schedule of Total Future Minimum Capital Commitment Contracted (Details)	Mar. 31, 2026 USD ($)
Schedule of Total Future Minimum Capital Commitment Contracted [Abstract]
2027	$ 3,687,528
2028	37,549
2029	135,479
2030
2031
Thereafter	199,331
Total future minimum capital commitment contracted	$ 4,059,887